1933 Act File No. 33-69268
                                                 1940 Act File No. 811-8042

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No. 38 ........................        X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   39  ....................................        X

                        FEDERATED INSURANCE SERIES

            (Exact Name of Registrant as Specified in Charter)

              Federated Investors Funds, 5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
   on _______________ pursuant to paragraph (b)
  _ 60 days after filing pursuant to paragraph (a) (i)
 X  on April 30, 2003 pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on                pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.






                                Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037




FEDERATED CAPITAL INCOME FUND II

(Formerly, Federated Utility Fund II)
A Portfolio of Federated Insurance Series

Prospectus
April 30, 2003

     A mutual fund seeking to achieve high current income and moderate capital appreciation. The Fund will seek to achieve its investment objectives by investing primarily in equity and fixed income securities that have high relative income potential.

     As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

     Fund Shares are available exclusively as a funding vehicle for insurance companies writing variable life insurance policies and variable annuity contracts. They are subject to investment limitations that do not apply to other mutual funds available directly to the general public. Therefore, any comparison of these two types of mutual funds would be inappropriate. This prospectus should be accompanied by the prospectuses for such variable contracts.


Contents
Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What Do Shares Cost?
How is the Fund Sold?
How to Purchase and Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is to achieve high current income and moderate capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund pursues its investment objectives by investing in both equity and fixed income securities that have high relative income potential. The investment adviser's (Adviser) process for selecting equity investment attempts to identify mature, high quality mid to large-cap companies with high relative dividend yields that are likely to maintain and increase their dividends. The Adviser elects fixed income investments that offer high current yields. The Adviser expects that these fixed income investments will primarily be investment grade corporate debt issues, domestic non-investment grade debt securities and foreign fixed income securities, including emerging market debt securities. The Adviser continuously analyzes a variety of economic and market indicators, considers the expected performance and risks unique to their categories of fixed income investments, and attempts to strategically allocate among the categories to achieve strong income across changing business cycles.

     The Fund limits its investments to those that would enable it to qualify as a permissible investment for variable annuity contracts and variable life insurance policies issued by insurance companies.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio may fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

o Sector Risks. The Fund will allocate relatively more of its assets to utility-related industry sectors than to other sectors. The value of utility company equity securities in the Fund's portfolio may be adversely affected by technological changes, shifts in consumer demands or regulatory policies, the adequacy of rate increases and future regulatory initiatives associated with utility companies.

o Risks Relating to Investing for Value. The Fund generally uses a "value" style of investing, so that the Fund's share price may lag that of other funds using a different investment style.

o Risks of Investing in American Depositary Receipts. Because the Fund may invest in American Depositary Receipts (ADRs) issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards, than would otherwise be the case.

o The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

To be filed by Amendment

Average Annual Total Return Table

To Be filed by Amendment


WHAT ARE THE FUND'S FEES AND EXPENSES?

Federated Capital Income Fund II
(formerly, federated utility fund II)

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.



Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as   None
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or                          None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions)                    None
 (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed,    None
if applicable)
Exchange Fee                                           None

Annual Fund Operating Expenses (Before Waiver) 1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                         0.75%
Distribution (12b-1) Fee                               None
Shareholder Services Fee 2                             0.25%
Other Expenses                                         0.27%
Total Annual Fund Operating Expenses                   1.27%

1 Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2002.

  Total Waiver of Fund Expenses                        0.25%
  Total Actual Annual Fund Operating Expenses (after   1.02%
  waiver)

2 The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2002. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2003.

Example
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                           1 Year      3 Years    5 Years       10 Years

Fund                       $129         $403      $697           $1,534



--------------------------------------------------------------------------------


WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

     The Fund pursues its investment objective of high current income and moderate capital appreciation by investing in equity and fixed income securities that have high relative income potential. The Fund's portfolio will normally be invested in both stocks and bonds. A description of the various types of securities in which the Fund principally invests, and their risks immediately follows this strategy section.

     The Fund may be used as a complete portfolio by an investor needing income, but with some opportunity for equity capital appreciation. The Fund may also be used by a more growth-oriented investor within a broader, global equity and fixed-income portfolio to represent domestic large and medium capitalization value stocks and the spread sectors of the fixed income market, such as corporate bonds, mortgages and foreign bonds.

     The Adviser actively manages the Fund's portfolio seeking to provide shareholders with higher current income than would normally be available from a portfolio invested entirely in equities and greater potential for capital appreciation than in a portfolio invested only in fixed income securities. The Fund seeks to provide, in a single portfolio, substantially all of the active management opportunities consistent with its investment objective in balancing income opportunities and risk across principally domestic equity and fixed income markets and sectors and in selecting securities within equity and fixed income market sectors.

     The Fund's benchmark index for comparing the Fund's current income to a general equity portfolio, and for comparing the Fund's performance to the performance of the broad U.S. stock market, is the Russell 1000 Value Index. The Russell 1000 Value Index is the 1,000 largest companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

     The Fund's benchmark index for comparing the Fund's price appreciation to a fixed income portfolio, and for comparing the Fund's performance to the performance of the broad, U.S. investment grade bond market, is the Lehman Brothers Government Credit Total Bond Index. The Lehman Brothers Government Credit Total Bond Index is comprised of approximately 5,000 bond issues, including non-convertible bonds publicly-issued by the U.S. Government or its agencies, corporate bonds guaranteed by the U.S. Government and quasi-federal corporations, and publicly-issued, fixed-rate, non-convertible domestic corporate bonds.

     The performance of the Fund should be evaluated over longer periods of time. Even small differences in shorter historical outperformance of value stocks over growth stocks) occurs only over longer time periods. The Fund's fixed income portfolio will be invested primarily to maximize income instead of total return. There can be no assurances that the Adviser will be successful in achieving income returns or capital appreciation in excess of its benchmark indices.

     The Adviser divides the Fund's portfolio between equity and fixed income investments through a quantitative percent of the Fund's portfolio that will produce the highest portfolio total return at the lowest portfolio volatility. This analysis is based on the Adviser's forecasts of expected returns and volatilities for the stocks and bonds in which the Fund invests, and it will also consider the Fund's objective of emphasizing relatively high current income.

     The Adviser's process for selecting equity investments attempts to identify mature, high quality, mid to large-cap companies with high relative dividend yields that are likely to maintain and increase their dividends. Small, rapidly growing companies typically reinvest their earnings into expansion and therefore do not pay dividends.

     A company's dividend yield is high when it is both higher than the current yield of the stock market and higher than its past dividend yields compared past stock market yields. By investing in companies with high relative dividend yields, the Adviser seeks to reduce the downside risk and volatility of the Fund's portfolio and to purchase undervalued stocks that may significantly increase in price as the market recognizes the company's true value. Similarly, the Adviser expects to sell stocks when their prices rise and relative dividend yields drop.

     After identifying investment candidates through a screening process, the Adviser performs fundamental research and analysis to select stocks. The Adviser's key buy criteria favor companies operating within mature industries, with long operating histories, that are market leaders, with well-known brand names or market franchises, or with above average sales and strong cash flows.

     The Adviser's process for selecting fixed income investments begins by allocating the fixed income portion of the Fund's portfolio among primarily the following three categories of the fixed income market: investment grade corporate debt issues; domestic non-investment grade debt securities; and foreign fixed income securities, including emerging market debt securities.


     Historically, these three categories have both offered higher current yields than U.S. government and mortgage-backed securities and had a low correlation of returns. Therefore, the Adviser continuously analyzes a variety of economic and market indicators, considers the expected performance and risks unique to each category, and attempts to strategically allocate among the categories to achieve strong income across changing business cycles while using the low correlation of returns to reduce portfolio risk.

     The selection of individual fixed income securities involves an approach that is specific to each category of securities and that relates, in part, to the risks inherent in the underlying sectors that comprise each category. These risks include credit risk, interest rate risk, currency risk and risks of foreign investing. The following are examples of the analyses used by the Adviser to select securities:

o The Adviser employs a fundamental analysis to determine the best corporate debt securities within specific credit quality constraints. For investments in corporate issuers, the Adviser analyzes the business, competitive position and general financial condition of the issuer to determine whether a security's credit risk is commensurate with its potential return. The Fund may also invest in U.S. government and mortgage-backed securities when it believes those securities offer better relative value than investment grade corporate debt securities.

o Non-investment grade corporate debt issues (also known as "junk bonds" or "high yield bonds") have higher yields than investment grade issues. The Adviser attempts to select high yield bonds that offer superior potential returns for the default risks being assumed.

     The Fund invests in both foreign government and foreign corporate debt obligations, which may be denominated in either foreign currency or U.S. dollars. The issuers of these securities may be located in either emerging or developed markets. Investors in emerging market debt securities receive higher yields as compensation for assuming the higher credit risks of the issuers and other market risks of investing in emerging market countries. Historically, returns of emerging market debt securities have had low correlation with the returns of both lower-rated debt securities issued by corporations in the U.S. (high-yield bonds) and investment grade securities of developed market countries. As a result, the addition of these securities to the portfolio may reduce portfolio risk and still provide the benefits of higher average portfolio returns over longer periods of time. There is no assurance that this relatively low correlation of returns will continue in the future.


PORTFOLIO TURNOVER

     The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.


Temporary Defensive Investments

     The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter- term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

Equity Securities

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities may offer greater potential for appreciation than many other types of securities, because their value is tied more directly to the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.


Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


American Depositary Receipts (ADRs)

     ADRs represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.


Convertible Securities

     Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

     Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non- convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as equity securities for purposes of its investment policies and limitations.


FIXED INCOME SECURITIES

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the types of fixed income securities in which the Fund invests.


Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


Agency Securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

     The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.


Corporate Debt Securities

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.


Mortgage Backed Securities

     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.


Credit Enhancement

     Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


Investing in Securities of Other Investment Companies

     The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

     The Fund may invest in mortgage backed and high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.




WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Stock Market Risks

     The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

     The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.


Sector Risks

     Sector risk is the possibility that a certain sector, such as the utility sector, may underperform other sectors or the market as a whole. Utility securities pose certain risks to investors. For instance, technological innovations may cause existing plants, equipment or products to become less competitive or obsolete. Energy conservation and environmental concerns may reduce demand for services of utility companies or may impede planned growth by such companies. Utilities that own nuclear facilities may be susceptible to environmental and regulatory issues that could cause litigation or result in fines being levied against the company. In addition, most utility companies in the United States and in foreign countries are subject to government regulation seeking to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. Utility companies may, therefore, be adversely affected by shifts in regulatory policies, the adequacy of rate increases, and future regulatory initiatives.


Risks Related to Investing for Value

     Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.


Risks of Investing in ADRs

     Because the Fund may invest in ADRs issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.





INTEREST RATE RISKS

     Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

     Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

     Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

     For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

     Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

     Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

CREDIT RISKS

     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Many fixed income securities receive credit ratings from nationally recognized statistical rating organizations (NRSROs) such as Standard & Poor's and Moody's Investor Services, Inc. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

     Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

     Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CURRENCY RISKS

     Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

     The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING

     Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

     Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

     Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

RISKS OF INVESTING IN EMERGING MARKET COUNTRIES

     Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, the prices of such securities may be significantly more volatile than prices of securities in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

     Emerging market countries may have relatively unstable governments and may present the risks of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.




WHAT DO SHARES COST?

     Shares can be purchased or redeemed by participating insurance companies any day the New York Stock Exchange (NYSE) is open. Transaction requests received in proper form are processed at the next calculated net asset value
(NAV). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

     The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).


HOW IS THE FUND SOLD?

     The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to insurance companies as funding vehicles for variable annuity contracts and variable life insurance policies issued by the insurance companies.

     The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE AND REDEEM SHARES

     Shares are used solely as an investment vehicle for separate accounts of participating insurance companies offering variable annuity contracts and variable life insurance policies. The general public has access to the Fund only by purchasing a variable annuity contract or variable life insurance policy (thus becoming a contract owner). Shares are not sold directly to the general public.

     Purchase orders must be received by your participating insurance company by 4:00 p.m. (Eastern time). The order will be processed at the NAV calculated on that day if the Fund receives from the participating insurance company:

     o orders in proper form by 8:00 a.m. (Eastern time) on the next business day; and

     o federal funds on the business day following the day the Fund received the order.

Participating insurance companies are responsible for properly transmitting purchase orders and federal funds to the Fund.


ACCOUNT AND SHARE INFORMATION

DIVIDENDS

The Fund declares and pays any dividends annually. Shares of the Fund will begin earning dividends if owned on the record date. Dividends of the Fund are automatically reinvested in additional Shares.


TAX INFORMATION

     The Fund intends to comply with variable asset diversification regulations. If the Fund fails to comply with these regulations, contracts invested in the Fund will not be treated as annuity, endowment or life insurance contracts under the Internal Revenue Code.

     Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

     Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.


WHO MANAGES THE FUND?

     The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

     The Adviser may delegate daily management of some Fund assets to the Sub-Adviser, Federated Global Investment Management Corp., who is paid by the Adviser and not by the Fund, based on the portion of foreign securities the Sub-Adviser manages. The Sub-Adviser's address is 175 Water Street, New York, NY 10038-4965.

     The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated Funds available to their customers.


The Fund's portfolio managers are:

John L. Nichol

     John L. Nichol has been the Fund's Portfolio Manager since February 2001. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in finance and management and information science from the Ohio State University.


John W. Harris

     John W. Harris has been the Fund's Portfolio Manager since January 2003 for the Fund's asset alllocation sector. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.


Joseph M. Balestrino

     Joseph M. Balestrino has been the Fund's Portfolio Manager since January 2003 for the Fund's fixed income allocation and high grade bond sectors. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.


Mark E. Durbiano

     Mark E. Durbiano has been the Fund's Portfolio Manager since January 2003 for the Fund's high yield core sector. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.


Robert M. Kowit

     Robert M. Kowit has been the Fund's Portfolio Manager since Januray 2003 for the Fund's international bond and emerging markets core sectors. Mr. Kowit joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President/Portfolio Manager of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.


Roberto Sanchez-Dahl

     Roberto Sanchez-Dahl has been the Fund's portfolio manager since Januray 2003 for the Fund's international bond and emerging markets core sectors. Mr. Sanchez-Dahl joined Federated in December 1997 as a Senior Investment Analyst. He was promoted to Assistant Vice President of the Fund's adviser in July 1999. Mr. Sanchez-Dahl served as an Associate in the Emerging Markets Credit Department at Goldman, Sachs & Co. from July 1994 through November 1997. Mr. Sanchez-Dahl earned his M.B.A. in finance and international business from Columbia University.


Kathleen M. Foody-Malus

     Kathleen M. Foody-Malus has been the Fund's Portfolio Manager since January 2003 for the Fund's mortgage core sector. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's Adviser from 1993 to 1996. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.


Advisory Fees

     The Adviser is entitled to receive an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. For the fiscal year ended December 31, 2002, the Adviser earned 0.75% of the Fund's average net assets.


FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

     The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have received on an investment in the Fund, assuming reinvestment of any dividend.

     This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

To Be filed by amendment


     A Statement of Additional Information (SAI), dated April 30, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

     You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.





Investment Company Act File No. 811-8042

Cusip 313916108

3113008A (4/03)






FEDERATED CAPITAL INCOME FUND II

(Formerly, Federated Utility Fund II)
A Portfolio of Federated Insurance Series

Statement of Additional Information
April 30, 2003

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Capital Income Fund II (Fund), dated April 30, 2003.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.






Contents
How is the Fund Organized?.................
Securities in Which the Fund Invests.......
What Do Shares Cost?.......................
Mixed Funding and Shared Funding...........
How is the Fund Sold?......................
Subaccounting Services.....................
Redemption in Kind.........................
Massachusetts Partnership Law..............
Account and Share Information..............
Tax Information............................
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?.....
Who is Federated Investors, Inc.?..........
Financial Information......................
Investment Ratings.........................
Addresses..................................



3113008B (4/02)




HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Insurance Series (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 15, 1993. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from Federated Utility Fund II to Federated Capital Income Fund II on April 30, 2003
  The Fund's investment adviser is Federated Investment Management Company (Adviser).




WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund's investment adviser's (Adviser) key buy criteria for a value stock include relatively low market price, quality of company management, industry leadership, and presence of a catalyst for higher market valuation.

Most stocks, whether growth or value, are assigned a price target, and the stocks with greatest appreciation potential are selected for the Fund's portfolio, subject to a variety of other factors including country and industry exposures and overall risk management considerations.

Similarly, the Adviser has a sell discipline. As a stock's appreciation potential declines, either because the company's fundamentals have eroded or because the stock's price has risen, the Adviser may sell the stock and replace it with new companies with higher appreciation potential.

The Adviser employs a team approach to fundamental analysis. The Adviser is managed to ensure that its portfolio managers and analysts have access to all the resources of the organization and to facilitate their working together to utilize each other's strengths. The Adviser's staff work together closely to (1) share information, (2) retrospectively evaluate the performance of their stock picks in order to identify their respective capabilities, and (3) prospectively select securities and engage in theme and idea generation.

In allocating the Fund's portfolio among the three categories, the Adviser begins by analyzing a variety of economic and market indicators, such as:

|X|   the current level of global interest rates and the likely direction of changes in interest rates;

|X|   the current state of the global economy and the outlook for future economic activity; and

|X|   the historical returns of each category and the underlying sectors that comprise it.

Based on this analysis, the Adviser compares the anticipated effects on the performance and risks of each category of securities. The Adviser relies on the differences in the expected performance of each category to manage risks by allocating the Fund's portfolio among the three categories. The Adviser also seeks to enhance the Fund's performance by allocating more of its portfolio to the category that the Adviser expects to offer the best balance between risk and return.

The Adviser considers the historical performance of the underlying sectors of each category, the risks present in a sector, and a variety of economic and market indicators, which include the following:

|X|   Mortgage-backed securities tend to amortize principal on a somewhat irregular schedule over time, since the borrower can usually prepay all or part of the loan without penalty. These securities generally offer higher yields versus U.S. Treasury securities and non-mortgage backed agency securities to compensate for this prepayment risk, as well as credit risk if they are issued by private issuers.

|X|   Corporate debt securities generally offer higher yields than U.S.
   government securities to compensate for credit risk. The Adviser invests the Fund's portfolio, seeking the higher relative returns of available corporate debt securities, while attempting to limit the associated credit risk.

|X|   The Fund may invest a portion of its portfolio in non- investment grade fixed income securities. The non-investment grade securities in which the Fund invests generally pay higher interest rates as compensation for the greater default risk attached to the securities.

|X|   Foreign fixed income securities, particularly lower-rated foreign debt securities, also generally offer higher yields than domestic fixed income securities, as compensation for higher credit risks of the issuers. In order to diversify the Fund's holdings and to gain exposure to a foreign market, the Adviser may invest a portion of the Fund's assets in debt securities issued either by foreign governments or by companies based outside of the United States. Securities of foreign companies may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than those of United States companies.

The Adviser attempts to select individual securities that it believes may outperform a sector-specific benchmark or provide better returns than U.S. Treasury securities of comparable duration. Through ongoing relative value analysis, the Adviser generally compares current yield differences of securities to their historical and expected yield differences. The Adviser also considers the sector-specific risks when making individual security selections on behalf of the portfolio. The following are examples of this analysis:

The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that are less likely to default in the payment of principal and interest. The Adviser looks at a variety of factors to determine which business sectors and credit ratings are most advantageous for investment by the Fund.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage-backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting these securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage-backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

The Adviser actively manages the domestic non-investment grade portion of the Fund's portfolio in an attempt to realize the potentially higher returns of high-yield bonds (also known as "junk bonds"), as compared to the returns of investment-grade securities. In selecting high yield debt securities, the Adviser seeks high yields, low relative credit risk, and high portfolio diversification. If the issuer of a bond is unable to make all coupon and principal payments as promised, realized yields will be less than promised. The non-investment grade debt securities in which the Fund invests have high yields primarily because of the market's greater uncertainty about the issuer's ability to make all required interest and principal payments, and therefore about the returns that will be in fact be realized by the Fund.

The Adviser attempts to select domestic non-investment grade bonds for investment by the Fund that offer superior potential returns for the default risks being assumed. The Adviser's security selection process consists of a credit-intensive, fundamental analysis of the issuing firm. The Adviser's analysis focuses on the financial condition of the issuing firm, together with the issuer's business and product strength, competitive position, and management expertise. Further, the Adviser considers current economic, financial market, and industry factors, which may affect the issuer.

The Adviser weighs several factors in selecting foreign fixed income securities for the portfolio. First, the Adviser analyzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and current account balance. The Adviser then analyzes the country's financial condition, including its credit ratings, government budget, tax base, outstanding public debt and the amount of
public debt held outside the country.   In connection with this analysis,
the Adviser also considers how developments in other countries in the region or the world might affect these factors. Using its analysis, the Adviser tries to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt. The Adviser then analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.

Generally, the Adviser attempts to manage the risks of foreign securities in two ways. First, the Adviser invests in a large number of securities from a wide range of foreign countries. Second, the Adviser analyzes the markets in which issuers are located and allocates this portion of the portfolio among securities issued in countries with markets that have historically responded differently to changes in the global economy.

The Adviser manages the portfolio's exposure to random or unpredictable events that may adversely affect individual companies, or the risk that the Adviser is otherwise wrong in its analysis of any particular company, through portfolio diversification. There is no assurance these strategies will be successful in reducing portfolio risk.

The Fund is not limited in the portion of its assets that it invests in foreign companies based in either developed markets or in emerging markets. Further, the Fund is not limited in the portion of its investments that are denominated in either foreign currency or in U.S. dollars. From time to time, the Fund may hedge a portion of its currency risk by using derivatives such as futures or forward contracts. Currency hedges can protect against price movements in a security that a fund owns that are attributable to changes in the value of the currency in which the security is denominated. Hedging may reduce gains or cause losses to the Fund if the hedged currency moves in a different manner than the Adviser anticipated or if the cost of the hedge outweighs its value. It is anticipated that the majority of the Fund's portfolio will not be hedged and will therefore remain subject to currency risk.





SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities may offer greater potential for appreciation than many other types of securities, because their value is tied more directly to the value of the issuer's business. The following describes the types of equity securities in which the Fund invests:
COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stockholders receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock. PREFERRED STOCKS
Holders of preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments to its common stockholders. Some preferred stocks also participate in dividends and distributions paid to common stockholders. The issuer may, in certain circumstances redeem the preferred stock. The Fund may treat such redeemable preferred stock as a fixed income security.
INTERESTS IN OTHER LIMITED LIABILITY COMPANIES
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.
REAL ESTATE INVESTMENT TRUSTS (REITS)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.
WARRANTS
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) by a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following describes the types of fixed income securities in which the Fund may invest:
TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.
AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.
The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.
CORPORATE DEBT SECURITIES
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.


Commercial Paper
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the interest rate and credit risks as compared to other debt securities of the same issuer.

Demand Instruments
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.
Mortgage Backed Securities
The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.
COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.
Sequential CMOs
In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.
Pacs, Tacs And Companion Classes
More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with
companion   classes.   PACs  and  TACs  receive   principal   payments  and
prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

Ios and Pos
CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.
Floaters and Inverse Floaters
Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.
Z Classes and Residual Classes
CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.
The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.
Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs. ZERO COUPON SECURITIES
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.
There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as "coupon stripping." In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.
Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.
Insurance Contracts
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.
Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities. Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than nonconvertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
The Fund treats convertible securities as equity securities for purposes of its investment policies and limitations.
INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES
The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.
If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:
|X|   it is organized under the laws of, or has a principal office located in, another country;

|X|   the principal trading market for its securities is in another country; or

|X|   it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets may also be subject to liquidity risks.

Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

Foreign Government Securities
Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.
Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Brady Bonds
Brady Bonds are U.S. dollar denominated debt obligations that foreign governments issue in exchange for commercial bank loans. The International Monetary Fund (IMF) typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady Bonds is collateralized by zero coupon U.S. Treasury securities which have the same maturity as the Brady Bonds. However, neither the U.S. government nor the IMF has guaranteed the repayment of any Brady Bond.

DEPOSITARY RECEIPTS
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts (ADRs) provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Hedging
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or
(3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a "counterparty."
  Many derivative contracts are traded on securities or commodities exchanges where the exchanges set all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
  For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
  The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
  Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
  The Fund may trade in the following types of derivative contracts:
FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.
The Fund will enter into futures contracts directly only when it desires to exercise a financial futures put option in its portfolio rather than either closing out the option or allowing it to expire. The Fund will only purchase puts on financial futures contracts which are traded on a nationally recognized exchange.
OPTIONS
Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.
  The Fund may:
|X|   buy put options on financial futures contracts, including
   index futures, in anticipation of a decrease in the value of the underlying asset;

|X|   buy put options, including OTC options, on portfolio securities in anticipation of a decrease in the value of the underlying asset; and

|X|   buy or write options to close out existing options positions.

The Fund may also write call options on portfolio securities to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.
  When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.
  Although the Fund reserves the right to write covered call options on its entire portfolio, it will not write such options on more than 25% of its total assets unless a higher limit is authorized by the Board.

Swaps
Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:
Interest Rate Swaps
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.
Caps and Floors
Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.
Total Return Swaps
Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

Hybrid Instruments
Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.
The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.
  For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate. REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.
REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.
DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
SECURITIES LENDING
The Fund may lend securities from its portfolio to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to interest rate risks and credit risks.

ASSET COVERAGE
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

EQUITY SECURITIES INVESTMENT RISKS

Sector Risks
|X|   Sector risk is the possibility that a certain sector, such as the utility sector, may under perform other sectors or the market as a whole. Utility securities pose certain risks to investors. For instance, technological innovations may cause existing plants, equipment or products to become less competitive or obsolete. Energy conservation and environmental concerns may reduce demand for services of utility companies or may impede planned growth by such companies. Utilities that own nuclear facilities may be susceptible to environmental and regulatory issues that could cause litigation or result in fines being levied against the company. In addition, most utility companies in the United States and in foreign countries are subject to government regulation seeking to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. Utility companies may, therefore, be adversely affected by shifts in regulatory policies, the adequacy of rate increases and future regulatory initiatives.


Risks Related to Investing for Value
|X|   Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.


Risks Related to Company Size
|X|   Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

|X|   Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.


Risks of Foreign Investing
|X|   Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

|X|   Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

|X|   Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.


Currency Risks
|X|   Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

|X|   The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.


Euro Risks
|X|   The Fund may make significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union
   (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar may have a significant impact on the value of the Fund's investments.

|X|   With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently may reduce the value of their foreign government securities.


Risks of Investing in Emerging Market Countries
|X|   Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

|X|   Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.


Credit Risks
|X|   Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


FIXED INCOME INVESTMENT RISKS

Interest Rate Risks
|X|   Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

|X|   Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risks
|X|   Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

|X|   Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

|X|   Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

|X|   Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Call Risks
|X|   Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

|X|   If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


Liquidity Risks
|X|   Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

|X|   Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

|X|   OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.


Sector Risks
|X|   Utility securities pose certain risks to investors. For instance, technological innovations may cause existing plants, equipment or products to become less competitive or obsolete. Energy conservation and environmental concerns may reduce demand for services of utility companies or may impede planned growth by such companies. Utilities which own nuclear facilities may be susceptible to environmental and regulatory issues that could cause litigation or result in fines being levied against the company. In addition, most utility companies in the United States and in foreign countries are subject to government regulation which seeks to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. Utility companies may, therefore, be adversely affected by shifts in regulatory policies, the adequacy of rate increases and future regulatory initiatives.


Leverage Risks
|X|   Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


Risks Associated with Noninvestment Grade Securities
|X|   Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.


State Insurance Regulations
The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by certain insurance companies. The contracts will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Fund may be limited in its ability to engage in such investments and to manage its portfolio with desired flexibility. The Fund will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies that invest in the Fund.

Variable Asset Regulations
The Fund is also subject to variable contract asset regulations prescribed by the U.S. Treasury Department under Section 817(h) of the Internal Revenue Code. After a one year start-up period, the regulations generally require that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% of the total assets of the Fund may be represented by any two investments, no more than 80% of the total assets of the Fund may be represented by any three investments, and no more than 90% of the total assets of the Fund may be represented by any four investments. In applying these diversification rules, all securities of the same issuer, all interests of the same real property project and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality shall be treated as a separate issuer. If the Fund fails to achieve the diversification required by the regulations, unless relief is obtained from the Internal Revenue Service, the contracts invested in the Fund will not be treated as annuity, endowment, or life insurance contracts.

Fundamental INVESTMENT Objective
The Fund's fundamental investment objective is to achieve high current income and moderate capital appreciation. The investment objective may not be changed by the Fund's Trustees without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, provided that the Fund may concentrate its investments in the securities of issuers in the utilities industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (1940 Act).

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Concentration
In applying the Fund's concentration restriction: (a) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (b) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

Illiquid Securities
The Fund will not purchase securities for which there is not readily available market, or enter into repurchase agreements or purchase time deposits maturing in more that seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Commodities
As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.
  For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:
o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
o for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
o for all other securities at fair value as determined in good faith by the Board.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

MIXED FUNDING AND SHARED FUNDING

The practice of using Shares as investments for both variable annuity contracts and variable life insurance policies is called "mixed funding." The practice of using Shares as investments by separate accounts of unaffiliated life insurance companies is called "shared funding."
  The Funds engage in mixed funding and shared funding. Although the Funds do not currently foresee any disadvantage to contract owners due to differences in redemption rates, tax treatment, or other considerations resulting from mixed funding or shared funding, the Trustees will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflicts and take appropriate action in response to any material conflicts that occur. Such action could result in one or more participating insurance companies withdrawing their investment in a Fund.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best- efforts basis.

SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2002.

SUPPLEMENTAL PAYMENTS
Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.
  Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain participating insurance companies may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the participation insurance companies about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
  Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

  Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.
  In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
The insurance company separate accounts, as shareholders of the Fund, will vote the Fund Shares held in their separate accounts at meetings of the shareholders. Voting will be in accordance with instructions received from contract owners of the separate accounts, as more fully outlined in the prospectus of the separate account.
  Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund, only Shares of that Fund or class are entitled to vote.
  Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.
  As of February 5, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares of the Fund:
  Fortis Benefits Insurance Co., St. Paul, MN, owned approximately 599,345 Shares (5.73%); Conseco Variable Insurance Co., Carmel, IN, owned approximately 657,595 Shares (6.29%); Safeco Life Insurance, Seattle, WA, owned approximatley 679,610 Shares (6.50%); ING Life Insurance and Annuity Co., Hartford, CT, owned approximately 906,151 Shares (8.67%); Lincoln Benefit Life Co., Lincoln, NE, owned approximately 1,068,687 Shares (10.22%); ING Insurance Company of America, Hartford, CT, owned approximately 1,134,380 Shares (10.85%); GE Life and Annuity, Richmond, VA, owned approximately 3,484,666 Shares (33.33%).

  Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.
  The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 13 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-five portfolios; CCMI Funds-two portfolios; Regions Funds-nine portfolios; Riggs Funds-eight portfolios; and WesMark Funds-five portfolios.

As of February 5, 2003, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.


INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Position(s)      From Fund     From Trust and
Address                                                  past          Federated Fund
Positions Held with                                      (fiscal       Complex
Trust                                                    year)         (past calendar
Date Service Began                                                     year)
John F. Donahue*      Principal Occupations: Chief                 $0  $0
Birth Date: July      Executive Officer and Director
28, 1924              or Trustee of the Federated Fund
CHAIRMAN AND TRUSTEE  Complex; Chairman and Director,
Began serving:        Federated Investors, Inc.;
September 1993        Chairman, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

J. Christopher        Principal Occupations: President             $0  $0
Donahue*              or Executive Vice President of
Birth Date: April     the Federated Fund Complex;
11, 1949              Director or Trustee of some of
PRESIDENT AND         the Funds in the Federated Fund
TRUSTEE               Complex; President, Chief
Began serving:        Executive Officer and Director,
September 1993        Federated Investors, Inc.;
                      President, Chief Executive
                      Officer and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; President, Chief
                      Executive Officer and Director,
                      Federated Global Investment
                      Management Corp.; President and
                      Chief Executive Officer,
                      Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director,
                      Federated Services Company.

                      Previous Position: President,
                      Federated Investment Counseling.

Lawrence D. Ellis,    Principal Occupations: Director         $159.33  $148,500
M.D.*                 or Trustee of the Federated Fund
Birth Date: October   Complex; Professor of Medicine,
11, 1932              University of Pittsburgh;
3471 Fifth Avenue     Medical Director, University of
Suite 1111            Pittsburgh Medical Center
Pittsburgh, PA        Downtown; Hematologist,
TRUSTEE               Oncologist and Internist,
Began serving:        University of Pittsburgh Medical
September 1993        Center.

                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F.
Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence
D. Ellis, M.D. is "interested" because his son-in-law is employed by the
Fund's principal underwriter, Federated Securities Corp.
---------------------------------------------------------------------------
INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Position(s)      from Fund     From Trust  and
Address                                                  past          Federated Fund
Positions Held with                                      (fiscal       Complex
Trust                                                    year)         (past calendar
Date Service Began                                                      year)
Thomas G. Bigley      Principal Occupation: Director          $175.28         $163,350
Birth Date:           or Trustee of the Federated Fund
February 3, 1934      Complex.
15 Old Timber Trail
Pittsburgh, PA        Other Directorships Held:
TRUSTEE               Director, Member of Executive
Began serving:        Committee, Children's Hospital
November 1994         of Pittsburgh; Director,
                      University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

John T. Conroy, Jr.   Principal Occupations: Director         $175.28         $163,350
Birth Date: June      or Trustee of the Federated Fund
23, 1937              Complex; Chairman of the Board,
Grubb &               Investment Properties
Ellis/Investment      Corporation; Partner or Trustee
Properties            in private real estate ventures
Corporation           in Southwest Florida.
3838 Tamiami Trail
N.                    Previous Positions: President,
Naples, FL            Investment Properties
TRUSTEE               Corporation; Senior Vice
Began serving:        President, John R. Wood and
September 1993,       Associates, Inc., Realtors;
                      President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

Nicholas P.           Principal Occupation: Director          $175.28         $163,350
Constantakis          or Trustee of the Federated Fund
Birth Date:           Complex.
September 3, 1939
175 Woodshire Drive   Other Directorships Held:
Pittsburgh, PA        Director, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide).
February 1998
                      Previous Position: Partner,
                      Anderson Worldwide SC.

John F. Cunningham    Principal Occupation: Director          $159.33         $148,500
Birth Date: March     or Trustee of the Federated Fund
5, 1943               Complex.
353 El Brillo Way
Palm Beach, FL        Other Directorships Held:
TRUSTEE               Chairman, President and Chief
Began serving:        Executive Officer, Cunningham &
January 1999          Co., Inc. (strategic business
                      consulting); Trustee Associate,
                      Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

Peter E. Madden       Principal Occupation: Director          $159.33         $148,500
Birth Date: March     or Trustee of the Federated Fund
16, 1942              Complex; Management Consultant.
One Royal Palm Way
100 Royal Palm Way    Other Directorships Held: Board
Palm Beach, FL        of Overseers, Babson College.
TRUSTEE
Began serving:        Previous Positions:
September 1993        Representative, Commonwealth of
                      Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

Charles F.            Principal Occupations: Director         $175.28         $163,350
Mansfield, Jr.        or Trustee of the Federated Fund
Birth Date: April     Complex; Management Consultant;
10, 1945              Executive Vice President, DVC
80 South Road         Group, Inc. (marketing,
Westhampton Beach,    communications and technology)
NY                    (prior to 9/1/00).
TRUSTEE
Began serving:        Previous Positions: Chief
January 1999          Executive Officer, PBTC
                      International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations: Director         $191.21         $178,200
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica &
Duquesne University   Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

Marjorie P. Smuts     Principal Occupations:  Director        $159.33         $148,500
Birth Date: June      or Trustee of the Federated Fund
21, 1935              Complex; Public
4905 Bayard Street    Relations/Marketing
Pittsburgh, PA        Consultant/Conference
TRUSTEE               Coordinator.
Began serving:
September 1993        Previous Positions: National
                      Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

John S. Walsh         Principal Occupations:  Director        $159.33         $148,500
Birth Date:           or Trustee of the Federated Fund
November 28, 1957     Complex; President and Director,
2604 William Drive    Heat Wagon, Inc. (manufacturer
Valparaiso, IN        of construction temporary
TRUSTEE               heaters); President and
Began serving:        Director, Manufacturers
January 1999          Products, Inc. (distributor of
                      portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly, Inc.






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OFFICERS**
---------------------------------------------------------------------------

Name                          Principal Occupation(s) and Previous Position(s)
Birth Date
Address
Positions Held with Trust
Edward C. Gonzales            Principal Occupations: President, Executive Vice
Birth Date: October 22, 1930  President and Treasurer of some of the Funds in the
EXECUTIVE VICE PRESIDENT      Federated Fund Complex; Vice Chairman, Federated
                              Investors, Inc.; Trustee, Federated Administrative
                              Services.

                              Previous Positions: Trustee or Director of some of the
                              Funds in the Federated Fund Complex; CEO and Chairman,
                              Federated Administrative Services; Vice President,
                              Federated Investment Management Company, Federated
                              Investment Counseling, Federated Global Investment
                              Management Corp. and Passport Research, Ltd.; Director
                              and Executive Vice President, Federated Securities
                              Corp.; Director, Federated Services Company; Trustee,
                              Federated Shareholder Services Company.

John W. McGonigle             Principal Occupations: Executive Vice President and
Birth Date: October 26, 1938  Secretary of the Federated Fund Complex; Executive Vice
EXECUTIVE VICE PRESIDENT AND  President, Secretary and Director, Federated Investors,
SECRETARY                     Inc.

                              Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

Richard J. Thomas             Principal Occupations: Treasurer of the Federated Fund
Birth Date: June 17, 1954     Complex; Senior Vice President, Federated
TREASURER                     Administrative Services.

                              Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

Richard B. Fisher             Principal Occupations: President or Vice President of
Birth Date: May 17, 1923      some of the Funds in the Federated Fund Complex; Vice
VICE PRESIDENT                Chairman, Federated Investors, Inc.; Chairman,
                              Federated Securities Corp.

                              Previous Positions: Director or Trustee of some of the
                              Funds in the Federated Fund Complex; Executive Vice
                              President, Federated Investors, Inc. and Director and
                              Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth               Principal Occupations: Chief Investment Officer of this
Birth Date: September 3, 1956 Fund and various other Funds in the Federated Fund
CHIEF INVESTMENT OFFICER      Complex; Executive Vice President, Federated Investment
                              Counseling, Federated Global Investment Management
                              Corp., Federated Investment Management Company and
                              Passport Research, Ltd.;

                              Previous Positions: Senior Vice President, Global
                              Portfolio Management Services Division; Senior Vice
                              President, Federated Investment Management Company and
                              Passport Research, Ltd; Senior Managing Director and
                              Portfolio Manager, Prudential Investments.

William D. Dawson, III        Principal Occupations: Chief Investment Officer of this
Birth Date: March 3, 1949     Fund and various other Funds in the Federated Fund
CHIEF INVESTMENT OFFICER      Complex; Executive Vice President, Federated Investment
                              Counseling, Federated Global Investment Management
                              Corp., Federated Investment Management Company and
                              Passport Research, Ltd.; Director, Federated Global
                              Investment Management Corp. and Federated Investment
                              Management Company; Portfolio Manager, Federated
                              Administrative Services; Vice President, Federated
                              Investors, Inc.

                              Previous Positions: Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.


**    Officers do not receive any compensation from the Fund(s).
---------------------------------------------------------------------------

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent [Trustee/Director] of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

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COMMITTEES of the board
                               Committee Functions                         Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board Committee                                                            Fiscal
Committee Members                                                          Year
Executive John F. Donahue     In between meetings of the full Board,       Two
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit     Thomas G. Bigley    The Audit Committee reviews and              Four
          John T. Conroy,     recommends to the full Board the
          Jr.                 independent auditors to be selected to
          Nicholas P.         audit the Fund's financial statements;
          Constantakis        meets with the independent auditors
          Charles F.          periodically to review the results of the
          Mansfield, Jr.      audits and reports the results to the
                              full Board; evaluates the independence of
                              the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              Fund`s internal audit function; reviews
                              compliance with the Fund's code of
                              conduct/ethics; reviews valuation issues;
                              monitors inter-fund lending transactions;
                              reviews custody services and issues and
                              investigates any matters brought to the
                              Committee's attention that are within the
                              scope of its duties.


Board ownership of shares in the fund and in the Federated family of Investment companies AS OF dECEMBER 31, 2002

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---------------------------------------------------------------------------
                      Dollar         Aggregate
                      Range of      Dollar Range of
                      Shares        Shares Owned in
                       Owned        Federated
                       in Fund        Family of
Interested                           Investment
Board Member Name                    Companies
John F. Donahue            NONE    Over $100,000
J. Christopher             NONE    Over $100,000
Donahue
Lawrence D. Ellis,         NONE    Over $100,000
M.D.

Independent
Board Member Name
Thomas G. Bigley           NONE    Over $100,000
John T. Conroy, Jr.        NONE    Over $100,000
Nicholas P.                NONE    Over $100,000
Constantakis
John F. Cunningham         NONE    Over $100,000
Peter E. Madden            NONE    Over $100,000
Charles F.                 NONE        $50,001 -
Mansfield, Jr.                          $100,000
John E. Murray,            NONE    Over $100,000
Jr., J.D., S.J.D.
Marjorie P. Smuts          NONE    Over $100,000
John S. Walsh              NONE    Over $100,000


---------------------------------------------------------------------------
INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract and subadvisory contracts. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's and subadviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.

In assessing the Adviser's and subadviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser and subadviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund offered by Federated.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


Code of Ethics Restrictions on Personal Trading
As required by SEC rules, the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee Average

                           Aggregate Daily
                           Net Assets of
                           the Federated
                           Funds

0.150 of 1%                on the first $250 million
0.125 of 1%                on the next $250 million
0.100 of 1%                on the next $250 million
0.075 of 1%                on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT Auditors
The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with accounting standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended          2002        2001            2000
December 31
Advisory Fee Earned       $788,623      $1,197,628     $1,391,979
Advisory Fee Reduction           0              0              0
Brokerage Commissions     427,399       333,993         296,379
Administrative Fee        125,000       125,000         139,757



HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and Start of Performance periods ended December 31, 2002.

Yield is given for the 30-day period ended December 31, 2002.

                      30-Day         1 Year      5 Years       Start of
                      Period                                   Performance on
                                                               2/10/1994
Total Return           NA            (23.95)%    (7.09)%        1.82%
Yield                  5.14%          NA            NA           NA

---------------------------------------------------------------------------


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.


YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The Yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o.....references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
o information about the mutual fund industry from sources such as the Investment Company Institute.
The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.
Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the growth and income funds category in advertising and sales literature.


Lipper Utility Fund Average
Lipper Utility Fund Average is composed of approximately 87 funds which invest primarily in utility equity securities. From time to time, the Fund will compare its total return to the average total return of the funds comprising the average for the same calculation period.


Dow Jones Industrial Average
Dow Jones Industrial Average is an unmanaged index representing share prices of major industrial corporations, public utilities and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.


Standard & Poor's 500 Index
Standard & Poor's 500 Index is an unmanaged capitalization- weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.


Standard & Poor's Utility Index
Standard & Poor's Utility Index is an unmanaged market cap- weighted index of natural gas and electric companies.


Dow Jones Utility Index
Dow Jones Utility Index is an unmanaged index comprised of 15 utility stocks that tracks changes in price daily and over a six- month period.
The index also provides the highs and lows for each of the past five years.

Lehman Brotheres Government/Credit (Total) Index

The Lehman Brothers Government/Credit (Total) Index is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U. S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Lehamn Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month and ten-year periods and year-to-date.

Russell 1000 Value Index:

The Russell 1000 Value Index measures the performance of the 1000 largest of the 3000 largest U.S. domiciled compnaies (basied on total market capitalization) with lover price-to-book ratios and lower forcasted growth values.

Russell 3000 Index:

The Russell 3000 Index measures the performance of the 3,000 largest U


Morningstar, Inc.
Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 2002, Federated managed 14 bond funds with approximately $3.2 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 31 years' experience. As of December 31, 2002, Federated managed 37 equity funds totaling approximately $16.2 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 2002, Federated managed 10 money market funds and 9 bond funds with assets approximating $59.4 billion and $6.0 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 2002, Federated managed 7 mortgage backed, 3 multi-sector government funds, 4 government/agency and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion, $2.9 billion and $56.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity - Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income - William D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.

Mutual Fund Market
Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

Federated Clients Overview
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients
Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended
December 31, 2002 are incorporated herein by reference to the Annual Report to Shareholders of Federated Utility Fund II dated December 31, 2002.


INVESTMENT RATINGS

Standard & Poor's Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.


B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Moody's Investors Service Long-Term Bond Rating Definitions
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium- grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch IBCA, Inc. Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short- term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well-established industries;
o     High rates of return on funds employed;
o Conservative capitalization structure with moderate reliance on debt and ample asset protection;
o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
o Well-established access to a range of financial markets and assured sources of alternate liquidity.
Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Fitch IBCA, Inc. Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.


ADDRESSES

Federated capital income fund ii
(formerly, federated utility fund ii)
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Sub-Adviser
Federated Global Investment Management Corp.
175 Water Street
New York, NY 10038-4965


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116




PART C.    OTHER INFORMATION.

Item 23.    Exhibits:

                 (a)    (i)   Conformed copy of Amended and Restated
                              Declaration of Trust of the Registrant
                              (Amendment No. 1 to the Declaration of
                              Trust); (3)
                        (ii)  Conformed copy of Amendment No. 2 to the
                              Declaration of Trust; (17)
                        (iii) Conformed copy of Amendment No. 3 to the
                              Declaration of Trust; (17)
                        (iv)  Conformed copy of Amendment No. 4 to the
                              Declaration of Trust; (17)
                        (v)   Conformed copy of Amendment No. 5 to the
                              Declaration of Trust; (10)
                        (vi) Conformed copy of Amendment No. 6 to the Declaration of Trust; (11)
                        (vii) Conformed copy of Amendment No. 7 to the
                              Declaration of Trust; (17)
                        (viii)Conformed copy of Amendment No. 8 to the
                              Declaration of Trust; (20)
                        (ix)  Conformed copy of Amendment No. 9 to the
                              Declaration of Trust; (24)
(x)   Conformed copy of Amendment No. 10 to the Declaration of Trust; (24)
(xi)  Conformed copy of Amendment No. 11 to the Declaration of Trust; (24)
(xii) Conformed copy of Amendment No. 12 to the Declaration of Trust; (25)
(xiii)      Conformed copy of Amendment No. 13 to the Declaration of
                              Trust; (27)
(xiv) Conformed copy of Amendment No. 14 to the Declaration of Trust; (27)
(xv)  Conformed copy of Amendment No. 15 to the Declaration of Trust;
                              (27)
(xvi) Conformed copy of Amendment No. 16 to the Declaration of Trust; (27)
                 (b)    (i)   Copy of By-Laws of the Registrant; (2)
                        (ii)  Copy of Amendment No. 1 to the By-Laws; (19)
                        (iii) Copy of Amendment No. 2 to the By-Laws; (19)
                        (iv)  Copy of Amendment No. 3 to the By-Laws;(19)
                 (c)    (i)   Copy of Specimen Certificate for Shares of
                              Beneficial Interest of Federated American
                              Leaders Fund II; (15)
                              (ii)  Copy of Specimen Certificate for
                              Shares of Beneficial Interest of Federated
                              Utility Fund II; (15)
                        (iii) Copy of Specimen Certificate for Shares of
                              Beneficial Interest of Federated Fund for
                              U.S. Government Securities II; (15)
(iv)  Copy of Specimen Certificate for Shares of Beneficial Interest of
                              Federated High Income Bond Fund II; (15)
(v)   Copy of Specimen Certificate for Shares of Beneficial Interest of
                              Federated Prime Money Fund II; (15)
(vi)  Copy of Specimen Certificate for Shares of Beneficial Interest of
                              Federated International Equity Fund II; (4)
(vii) Copy of Specimen Certificate for Shares of Beneficial Interest of
                              Federated Growth Strategies Fund II; (15)
                        (viii)Copy of Specimen Certificate for Shares of
                              Beneficial Interest of Federated Equity Income
                              Fund II; (15)
                 (d)    (i)   Conformed copy of Investment Advisory Contract
                              between the Registrant and Federated Advisers;(3)
                        (ii)  Conformed copy of Exhibit A to the
                              Investment Advisory Contract; (3)
                        (iii) Conformed copy of Exhibit B to the
                              Investment Advisory Contract; (23)
                        (iv)  Conformed copy of Exhibit C to the
                              Investment Advisory Contract; (3)
                        (v)   Conformed copy of Exhibit D to the
                              Investment Advisory Contract; (3)
                        (vi)  Conformed copy of Exhibit E to the
                              Investment Advisory Contract; (3)
                        (vii) Conformed copy of Exhibit F to the
                              Investment Advisory Contract; (6)
                        (viii)Conformed copy of Exhibit G to the
                              Investment Advisory Contract; (10)
                        (ix)  Conformed copy of Exhibit H to the
                              Investment Advisory Contract; (12)

                        (x)   Conformed copy of Exhibit I to the
                              Investment Advisory Contract; (20)
                        (xi)  Conformed copy of Exhibit J to the
                              Investment Advisory Contract; (22)
(xii) Conformed copy of Exhibit K to the Investment Advisory Contract; (22)
(xiii)      Conformed copy of Exhibit L to the Investment Advisory
                              Contract; (24)
(xiv) Conformed Copy of Amendment to the Investment Advisory Contract; (25)
(xv)  Conformed copy of Investment Advisory
                              Contract between the Registrant and
                              Federated Global Research Corp. with respect
                              to Federated International Equity Fund II;
                              (10)
 (xvi)Conformed copy of Exhibit A to Investment Advisory Contract; (10)
(xvii)Conformed copy of Exhibit B to Investment Advisory Contract; (26)
                        (xviii)Conformed copy of Sub-Advisory Agreement
                              between Federated Advisers and Federated
                              Global Research Corp. with respect to
                              Federated Utility Fund II; (17)
(xix)            Conformed copy of Exhibit A to Sub-Advisory Contract; (10)
(xx)             Conformed copy of Sub-Advisory Agreement between
                        Federated Investment Management Company and
                        Federated Global Investment Management Corp. with respect to Federated Strategic Income Fund II; (22)
(xxi) Conformed copy of Exhibit A to Sub-Advisory Contract; (10)
(xxii)      Conformed copy of Exhibit M to the Investment Advisory
                              Contract; (27)
(xxiii)     Conformed copy of Sub-Advisory Agreement between Federated
                              Investment Management Company and Federated
                              Global Investment Management Corp. with
                              respect to Federated Kaufmann Fund II; (27)
(xxiv)      Conformed copy of Exhibit A to Sub-Advisory Contract; (27)
                 (e)    (i)   Conformed copy of Distributor's Contract of the
                              Registrant; (3)
                        (ii)  Conformed copy of Exhibit A to Distributor's
                              Contract; (3)
                        (iii) Conformed copy of Exhibit B to Distributor's
                              Contract; (3)
                        (iv)  Conformed copy of Exhibit C to Distributor's
                              Contract; (3)
                        (v)   Conformed copy of Exhibit D to Distributor's
                              Contract; (3)

                        (vi)  Conformed copy of Exhibit E to Distributor's
                              Contract; (23)
                        (vii) Conformed copy of Exhibit F to Distributor's
                              Contract; (23)
                        (viii)Conformed copy of Exhibit G to Distributor's
                              Contract; (10)
                        (ix)  Conformed copy of Exhibit H to Distributor's
                              Contract; (12)
                        (x)   Conformed copy of Exhibit I to Distributor's
                              Contract; (20)
                        (xi)  Conformed copy of Exhibit J to Distributor's
                              Contract; (22)
                        (xii) Conformed copy of Exhibit K to Distributor's
                              Contract; (22)
                        (xiii)Conformed copy of Exhibit L to Distributor's
                              Contract; (23)
                        (xiv) Conformed copy of Exhibit M to Distributor's
                              Contract; (23)
(x)   Conformed copy of Exhibit N to Distributor's Contract; (24)
(xi)  Conformed copy of Amendment to the Distributor's Contract; (25)
(xii) Conformed copy of Exhibit O to Distributor's Contract; (27)
(xiii)      The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service
                              Agreement; Mutual Funds Service Agreement;
                              and Plan Trustee/Mutual Funds Service
                              Agreement from Item 24(b) (6) of the Cash
                              Trust Series II Registration Statement on
                              Form N-1A, filed with the Commission on July
                              24, 1995.  (File Nos. 33-38550 and 811-6269).
                 (f)    Not Applicable;
                 (g)    (i)   Conformed copy of Custodian Contract of the
                              Registrant; (7)
                        (ii)  Conformed copy of Domestic Custody Fee
                              Schedule; (17)
                 (h)    (i)   Conformed copy of Amended and Restated
                              Agreement for Fund Accounting Services,
                              Administrative Services, Transfer Agency
                              Services, and Custody Services Procurement;
                              (19)
                        (ii) The Registrant hereby incorporates the conformed
                             copy of the Second Amended and Restated Services Agreement from Item (h)(v) of the Investment Series Funds, Inc. Registration Statement on Form N-1A, filed with the Commission on January 23, 2002. (File Nos. 33-48847 and 811-07021);

                        Conformed copy of Amended and Restated
                              Shareholder Services Agreement;(16)
                 (i)    Conformed copy of Opinion and Consent of Counsel
                        as to legality of shares being registered; (2)
                     (j)            Consent of Independent Auditors; (27)
                     (k)            Not Applicable;
                 (l)    Conformed copy of Initial Capital Understanding;(2)
                 (m)    (i)   Conformed Copy of Distribution Plan of the
                              Registrant; (12)
                        (ii)  Conformed copy of Exhibit B to the
                              Distribution Plan; (20)
                        (iii) Conformed copy of Exhibit C to the
                              Distribution Plan; (22)
                        (iv)  Conformed copy of Exhibit D to the
                              Distribution Plan; (22)
(v)              Conformed copy of Exhibit E to the Distribution Plan; (23)
(vi)  Conformed copy of Exhibit F to the Distribution Plan; (23)
(vii) Conformed copy of Exhibit G to the Distribution Plan; (24)
(viii)      Conformed copy of Exhibit H to the Distribution Plan; (27)
                 (n) The Registrant hereby incorporates the conformed copy of the Multiple Class Plan from Item (n) of the Federated Fixed Income Securities , Inc. Registration Statement on Form N-1A filed with the Commission on January 29, 2003. (File Nos.
                        33-43472 and 811-6447).
                 (o)    (i)   Conformed copy of Power of Attorney; (24)
(ii)  Conformed copy of Chief Investment Officer; (24)
(iii) Conformed copy of Power of Attorney of Chief Investment Officer; (28)
                 (p) The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from
                        Item 23(p) of the Federated Managed Allocation Portfolios Registration Statement on Form N-1A filed with the Commission on January 25, 2001. (File Nos. 33-51247 and 811-7129).

Item 24.    Persons Controlled by or Under Common Control with Registrant:

            None

Item 25.    Indemnification: (1)

--------------------------------------------------------------------------------


(1) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed December 10, 1993. (File Nos. 33-69268 and 811-8042).

(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed April 29, 1994. (File Nos. 33-69268 and 811-8042).

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed August 23, 1994. (File Nos. 33-69268 and 811-8042).

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed January 19, 1995. (File Nos. 33-69268 and 811-8042).

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 3, 1995. (File Nos. 33-69268 and 811-8042).

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed April 21, 1994. (File Nos. 33-69268 and 811-8042).

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed February 16, 1996. (File Nos. 33-69268 and 811-8042).

(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed March 28, 1996. (File Nos. 33-69268 and 811-8042).

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed February 10, 1997. (File Nos. 33-69268 and 811-8042).

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed July 31, 1997. (File Nos. 33-69268 and 811-8042).

(14) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed March 9, 1998. (File Nos. 33-69268 and 811-8042).

(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed April 22, 1998. (File Nos. 33-69268 and 811-8042).

(19) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed February 18, 1999. (File Nos. 33- 69268 and 811-8042).

(20) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed April 20, 1999. (File Nos. 33-69268 and 811-8042).

(22) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 17, 2000. (File Nos. 33- 69268 and 811-8042).

(23) Response is incorporated by reference to the Registrant's Post-Effective Amendment No. 28 on Form N-1A filed April 19, 2000. (File Nos. 33-69268 and 811-8042).

(24) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed April 23, 2001. (File Nos. 33-69268 and 811-8042).

(25) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed February 25, 2002. (File Nos. 33-69268 and 811-8042).

(26) Response is incorporated by reference to Registrant's Post-Effective Amendment No.31 on Form N-1A filed February 28, 2002. (File Nos. 33-69268 and 811-8042).

(27) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed April 29, 2002. (File Nos. 33-69268 and 811-8042).

(28) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed February 18, 2003. (File Nos. 33-69268 and 811-8042).

Item 26. Business and Other Connections of Investment Adviser:

         For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part
         A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

         The remaining Officers of the investment adviser are:

         Vice Chairman:                      J. Thomas Madden

         President/ Chief Executive
         Officer:                            Keith M. Schappert

         Executive Vice Presidents:          Stephen F. Auth
                                             William D. Dawson, III


         Senior Vice Presidents:             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Christopher F. Corapi
                                             Deborah A. Cunningham
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Robert M. Kowit
                                             Jeffrey A. Kozemchak
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Frank Semack
                                             Richard Tito
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             David M. Bruns
                                             Robert E. Cauley
                                             Regina Chi
                                             Ross M. Cohen
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             John T. Gentry
                                             David P. Gilmore
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             Nikola A. Ivanov
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Steven Lehman
                                             Marian R. Marinack
                                             Natalie F. Metz
                                             Thomas J. Mitchell
                                             Joseph M. Natoli
                                             John L. Nichol
                                             Mary Kay Pavuk
                                             Jeffrey A. Petro
                                             John P. Quartarolo
                                             Ihab L. Salib
                                             Roberto Sanchez-Dahl, Sr.
                                             Aash M. Shah
                                             John Sidawi
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard M. Winkowski, Jr.
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela A. Auchey
                                             Nicholas P. Besh
                                             Hanan Callas
                                             David W. Cook
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             David Dao
                                             Richard J. Gallo
                                             James Grant
                                             Anthony Han
                                             Kathryn P. Heagy
                                             Carol B. Kayworth
                                             J. Andrew Kirschler
                                             Robert P. Kozlowski
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Tracey L. Lusk
                                             Theresa K. Miller
                                             Bob Nolte
                                             Rae Ann Rice
                                             Jennifer G. Setzenfand
                                             Diane R. Startari
                                             Kyle D. Stewart
                                             Mary Ellen Tesla
                                             Michael R. Tucker
                                             Steven J. Wagner
                                             Mark Weiss

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Jay S. Neuman
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.
 Item 27.  Principal Underwriters:
(a)              Federated Securities Corp. the Distributor for shares of
                        the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward Jones Money Market Fund; Edward Jones Tax-Free Money Market Fund; Federated American Leaders Fund, Inc.; Federated Adjustable Rate Securities Fund; Federated Capital Income Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Limited Duration Government Fund, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Money Market Obligations Trust; Regions Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds; and Vision Group of Funds.


         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
_____________________          _________________      ______________________

Chairman:                     Richard B. Fisher          Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Irving Anderson
                              John B. Bohnet
                              Edward Bozek
                              Jane E. Broeren-Lambesis
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Renee Gebben
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary Ann McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff


Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretaries:        Thomas R. Donahue
                              Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

         (c)     Not applicable




Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                             Reed Smith LLP
                                       Investment and Asset Management
                                       Group (IAMG)
                                       Federated Investors Tower
                                       12th Floor
                                       1001 Liberty Avenue
                                       Pittsburgh, PA 15222-3779
                                       (Notices should be sent to the
                                       Agent for Service at above address)

                                       Federated Investors Funds
                                       5800 Corporate Drive
                                       Pittsburgh, PA 15237-7000

 Federated Shareholder                 P.O. Box 8600
 Services Company                      Boston, MA 02266-8600
 ("Transfer Agent and
 Dividend Disbursing Agent")

Federated Services Company             Federated Investors Tower
("Administrator")                      1001 Liberty Avenue
                                       Pittsburgh, PA 15222-3779

Federated Investment                   Federated Investors Tower
Management Company                     1001 Liberty Avenue
("Adviser")                            Pittsburgh, PA 15222-3779

Federated Global Investment            175 Water Street
Management Corp.                       New York, NY 10038-4965
("Adviser")

State Street Bank and                  P.O. Box 8600
Trust Company                          Boston, MA 02266-8600
("Custodian")

Item 29.    Management Services:  Not applicable.


Item 30.    Undertakings:

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.


                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INSURANCE SERIES, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of February, 2003.

                        FEDERATED INSURANCE SERIES

                  BY: /s/ G. Andrew Bonnewell
                  G. Andrew Bonnewell, Assistant Secretary
                  February 28, 2003

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                   DATE

By: /s/ G. Andrew Bonnewell
    G. Andrew Bonnewell           Attorney In Fact    February 28, 2003
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee

J. Christopher Donahue*           President and Trustee
                                  (Principal Executive Officer)

Richard J. Thomas*                Treasurer
                                  (Principal Financial Officer)

Stephen F. Auth *                 Chief Investment Officer

William D. Dawson, III*           Chief Investment Officer

Thomas G. Bigley*                 Trustee

Nicholas P. Constantakis*         Trustee

John T. Conroy, Jr.*              Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.         Trustee

John E. Murray, Jr.*              Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

* By Power of Attorney